Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss), Net Of Tax [Abstract]
Components of Accumulated Other Comprehensive Loss included in Stockholders Equity
The components of accumulated other comprehensive loss, included in stockholders’ equity, are as follows:

	2014	2013
	(In thousands)

Net unrealized gain (loss) on securities available-for-sale	$60	$(636)
Net unrealized gain for funded status of defined benefit plan liability	25	346

	85	(290)
Tax effect	28	99

Net-of-tax amount	$57	$(191)